Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net income	$ 1,048,421	$ 861,970
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	809,858	494,830
Amortization of right-of-use assets	968,873	791,882
Loss on disposal of property, plant and equipment	54,653
Impairment of property, plant and equipment		87,392
Gain on derecognition of ROU assets	(77,060)
Allowance for expected credit loss	28,326	30,148
Allowance for stock obsolescence of inventories	346,890	(31,468)
Deferred income tax	(212,714)	(83,474)
Changes in operating assets and liabilities:
Accounts receivable, net	(82,007)	111,139
Inventories, net	794,891	(3,969,964)
Prepayments and other current assets, net	663,590	(471,971)
Accounts payable	(1,533,512)	2,479,185
Operating lease liabilities	(554,447)	(761,074)
Income taxes payable	2,718	(976,227)
Amounts due to related parties	(2,799,191)	(760,985)
Other non-current assets		(17,010)
Advance from customers	(2,171,532)	3,107,014
Accrued expenses and other current liabilities	(96,528)	953,839
Net cash (used in)/provided by operating activities	(2,808,771)	1,845,226
Cash flows from investing activities:
Purchase of property and equipment	(533,282)	(332,005)
Payment for the acquisition of subsidiary		(190,000)
Cash used in investing activities	(533,282)	(522,005)
Cash flows from financing activities:
Deferred offering cost	(237,000)	(694,987)
Capital contribution		2,000
Net cash used in financing activities	(237,000)	(692,987)
Net (decrease)/increase in cash and cash equivalents	(3,579,053)	630,234
Cash and cash equivalents, beginning of year	4,749,842	4,119,608
Cash and cash equivalents, end of year	1,170,789	4,749,842
Supplemental disclosure of cash flows information:
Income taxes paid	158,400	1,146,049
Supplemental disclosure of non-cash information:
Payment netting for purchase of property and equipment	28,344	1,014,748
Right-of-use assets obtained in exchange for new operating lease liabilities		$ 1,735,118